Other Financial Liabilities at Fair Value Through Profit or Loss - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [abstract]
Increase (decrease) in fair value of financial liability, attributable to changes in credit risk of liability	£ 25	£ (12)	£ (3)
Accumulated increase (decrease) in fair value of financial liability, attributable to changes in credit risk of liability	15	(10)	£ (3)
Difference between carrying amount of financial liability and amount contractually required to pay at maturity to holder of obligation	£ 138	£ 0